Commitments, Guarantees and Pledged Assets - Summary of Future Minimum Lease Payments for Finance Lease Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Apr. 12, 2017
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	$ 522	$ 2,300
Less: future interest charges	168
Present value of finance lease commitments	354
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	52
1 - 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	50
2 - 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	48
3 - 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	45
4 - 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	42
Over 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	$ 285